Employee Benefit Plans	6 Months Ended
Jun. 29, 2013
Employee Benefit Plans

12. Employee Benefit Plans

The Company sponsors a 401(k) defined contribution plan providing a matching contribution of 50% of each participant’s contribution, up to the lesser of 6% of the participant’s annual compensation or $7,650 for 2013. In 2012, the Company provided a contribution equal to 3% of each participant’s compensation up to $7,500.

The Company’s contributions to the 401(k) defined contribution plan were $0.3 million, $0.4 million, and $0.8 million for the years ended December 31, 2010, 2011 and 2012, respectively, and the Company contributed $0.4 million (unaudited) and $0.9 million (unaudited) to its 401(k) defined contribution plan during the six months ended June 30, 2012 and June 29, 2013, respectively.